Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000003511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VALUE FUND (TWEBX)
Accumulated Value	$ 10,000		$ 10,894	$ 12,639	$ 13,440	$ 13,698	$ 12,394	$ 15,552	$ 13,617	$ 16,587	$ 19,077	$ 20,850
C000003512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL VALUE FUND (TBGVX)
Accumulated Value	10,000		10,637	12,156	12,798	12,978	11,571	14,561	12,862	15,062	17,242	19,388
C000050916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)
Accumulated Value	10,000		10,597	12,488	13,465	13,717	12,281	14,702	12,038	14,326	17,210	18,672
C000080766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)
Accumulated Value	10,000		10,435	12,108	12,739	12,325	11,045	13,807	11,294	13,835	16,159	17,938
MSCI World 100 Hedged to U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World 100% Hedged to U.S.$ Index
Accumulated Value	10,000		11,083	13,131	14,851	15,425	16,866	21,818	18,550	22,546	29,636	34,799
MSCI World Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (in U.S.$)
Accumulated Value	10,000		11,136	13,159	14,637	14,905	16,456	21,199	17,037	20,777	27,514	32,260
MSCI EAFE Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (in U.S.$)
Accumulated Value	10,000		10,652	12,687	13,034	12,859	12,923	16,248	12,165	15,285	19,070	21,928
MSCI EAFE Index Hedged to U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Hedged to U.S.$)
Accumulated Value	10,000		10,526	12,681	13,579	14,149	13,715	17,583	15,933	19,781	23,911	27,618
MSCI World High Dividend Yield Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index (in U.S.$)
Accumulated Value	$ 10,000		$ 11,469	$ 13,050	$ 13,676	$ 14,357	$ 13,769	$ 16,639	$ 14,826	$ 17,299	$ 21,210	$ 22,822